Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)
B.	Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Current tax income (expense)
Current year	(978)	(119)	(741)
Adjustments for prior years, net	-	(4)	(14)
	(978)	(123)	(755)
Deferred tax income
Creation and reversal of temporary differences	3,467	248	1,042

Tax benefit	2,489	125	287

Schedule of Theoretical Tax
C.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2021	2020	2019
	€ in thousands

Profit (loss) before taxes on income	(22,753)	(6,293)	9,497
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	5,233	1,447	(2,184)

Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	(59)	(576)	(11)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	27	351	710
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	-	483	3,681
Change in temporary differences for which deferred tax were not recognized	65	325	(166)
Current year tax losses and benefits for which deferred taxes were not created	(2,770)	(1,910)	(1,740)
Tax benefit (taxes) in respect to previous years and others	(7)	5	(3)

Actual Tax benefit	2,489	125	287

Schedule of Deferred Taxes
	Financial	Fixed	Swap	Carry- forward tax
	assets	assets	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2021	(7,064)	(1,509)	(168)	4,540	(4,201)
Changes recognized in profit or loss	926	162	-	2,379	3,467
Changes recognized in other comprehensive income	(826)	-	5,568	108	4,850
Balance of deferred tax asset (liability) as at
December 31, 2021	(6,964)	(1,347)	5,400	7,027	4,116

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2020	(6,972)	(1,294)	678	3,406	(4,182)
Changes recognized in profit or loss	(219)	704	-	(237)	248
Changes recognized due to business combination	-	(919)	-	1,407	488
Changes recognized in other comprehensive income	127	-	(846)	(36)	(755)
Balance of deferred tax asset (liability) as at
December 31, 2020	(7,064)	(1,509)	(168)	4,540	(4,201)